12. Stockholders' Equity (Details Narrative) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares Authorized	700,000,000	700,000,000	10,000,000
Common Stock, shares issued	6,529,450	6,374,450	0
Common Stock, shares outstanding	6,529,450	6,374,450	0
Preferred stock authorized	10,000,000	10,000,000	700,000,000
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Sock, Shares Issued	5,690	6,000	5,918,704
Preferred Sock, Shares Outstanding	5,690	6,000	5,918,704